Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 11,708	$ 18,733	$ 48,525
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	21,755	21,092	16,792
Provision of (Release of)doubtful accounts	61	(458)	428
Share-based compensation	3,963	4,084	3,458
Amortization	9,576	7,667	5,562
Provision for income taxes	(358)	(589)	153
(Gain)/Loss on sale of vessel, net	8,682	1,540	(4,094)
Fair value of derivatives	(834)	0	0
Other non-cash charges	0	384	0
Increase/Decrease in
Trade receivables	(84,843)	(70,342)	(144,792)
Due from related companies	4,382	(12,056)	(5,953)
Inventories	(49,039)	(8,351)	(84,785)
Prepayments and other current assets	(5,423)	209	(10,915)
Trade payables	43,146	(19,341)	114,622
Other payables to related companies	1,559	(13)	398
Accrued and other current liabilities	674	2,782	5,345
Increase in other non-current assets	(55)	(6)	(670)
Increase in other non-current liabilities	101	112	77
Payments for drydocking	(9,920)	(10,073)	(5,504)
Net cash used in operating activities	(44,865)	(64,626)	(61,353)
Cash flows from investing activities:
Advances for vessels under construction	(22,751)	(59,568)	(84,444)
Advances for vessel acquisitions	(453)	(26,576)	(25,420)
Advances for other fixed assets under construction	(29,116)	(11,630)	0
Purchase of intangible assets	(1,500)	0	0
Business acquisitions, net of cash acquired	0	(63,652)	0
Net proceeds from sale of vessels	8,474	2,920	34,499
Purchase of other fixed assets	(247)	(10,499)	(335)
Decrease in restricted cash	4	2	5,470
Increase in restricted cash	0	0	(5,000)
Net cash used in investing activities	(45,589)	(169,003)	(75,230)
Cash flows from financing activities:
Proceeds from long-term debt	17,273	176,172	133,648
Repayment of long-term debt	(77,405)	(116,841)	(36,232)
Repayment of capital lease obligation	(1,238)	(1,225)	0
Net change in short-term borrowings	142,350	95,103	50,000
Repurchases of common stock	(4,628)	(24,680)	0
Financing costs paid	(1,319)	(411)	(1,200)
Proceeds from the issuance of common stock	0	147,109	0
Issuance of common stock cost	0	(8,062)	0
Dividends paid	(1,864)	(1,878)	(1,719)
Net cash provided by financing activities	73,169	265,287	144,497
Effect of exchange rate changes on cash and cash equivalents	(632)	0	0
Net increase (decrease) in cash and cash equivalents	(17,917)	31,658	7,914
Cash and cash equivalents at beginning of year	86,499	54,841	46,927
Cash and cash equivalents at end of year	68,582	86,499	54,841
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid during the year for interest, net of capitalized interest:	19,037	9,872	7,727
Cash paid during the year for income taxes:	$ 4,093	$ 1,822	$ 1,788